Fair value measurement and financial risk management, Maturity profile of financial liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		$ 456,901	$ 379,563	[1]
Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		456,901	379,563
Contractual cash flows		541,334	528,615
Financial liabilities		541,334	528,615
Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		89,300	77,555	[1]
Contractual cash flows		89,300	77,555	[1]
Financial liabilities		89,300	77,555	[1]
Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		5,532	1,624
Contractual cash flows		8,820	2,048
Financial liabilities		8,820	2,048
Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		25,358	19,457	[1]
Contractual cash flows		25,375	19,650	[1]
Financial liabilities		25,375	19,650	[1]
Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		87,302	81,610
Contractual cash flows		136,723	142,308
Financial liabilities		136,723	142,308
Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount		101,086	96,856
Contractual cash flows		153,125	159,497
Financial liabilities		153,125	159,497
Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Carrying amount	[2]	148,323	102,461
Contractual cash flows	[2]	127,991	127,557
Financial liabilities	[2]	127,991	127,557
6 months or Less [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		99,844	91,602
6 months or Less [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		89,300	77,555	[1]
6 months or Less [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		525	484
6 months or Less [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,993	7,584	[1]
6 months or Less [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		2,901	2,732
6 months or Less [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,125	3,247
6 months or Less [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[2]	0	0
6 Months - 12 Months [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		68,979	14,601
6 Months - 12 Months [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0	[1]
6 Months - 12 Months [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		525	485
6 Months - 12 Months [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	8,138	[1]
6 Months - 12 Months [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,046	2,853
6 Months - 12 Months [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,125	3,125
6 Months - 12 Months [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[2]	62,283	0
1-2 Years [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		35,077	66,726
1-2 Years [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0	[1]
1-2 Years [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		1,096	601
1-2 Years [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		21,382	3,928	[1]
1-2 Years [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		6,349	5,947
1-2 Years [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		6,250	6,250
1-2 Years [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[2]	0	50,000
2-5 Years [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		333,436	199,543
2-5 Years [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0	[1]
2-5 Years [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		2,676	458
2-5 Years [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0	[1]
2-5 Years [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		124,427	130,776
2-5 Years [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		140,625	18,750
2-5 Years [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[2]	65,708	49,559
> 5 Years [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,998	156,143
> 5 Years [Member] | Trade Payables and Accrued Expenses [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0	[1]
> 5 Years [Member] | Lease Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		3,998	20
> 5 Years [Member] | Other Liabilities [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0	[1]
> 5 Years [Member] | Long-term Loan [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	0
> 5 Years [Member] | Convertible Notes [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities		0	128,125
> 5 Years [Member] | Contingent Consideration and Contingent Value Rights [Member] | Liquidity Risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [Abstract]
Financial liabilities	[2]	$ 0	$ 27,998

[1]	see Note 27
[2]	Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.